Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5 years

Schedule of Disaggregates Product Sales by Business Segment by Geography
	Year ended March 31, 2019
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,504	$11,358	$12,862
PRC	25,637	5,135	30,772
United Kingdom	255	3,331	3,586
Hong Kong	1,195	3,531	4,726
Europe	188	7,998	8,186
Others	-	6,449	6,449
Total net sales	$28,779	$37,802	$66,581

Schedule of Allowance for Doubtful Account
	Year ended March 31,
Allowance for doubtful accounts	2017	2018	2019

Balance at beginning of the year	$881	$1,252	$270
Provision for the year	420	34	419
Bad debt recovery	(49)	(708)	(16)
Written off	-	(308)	(15)
	$1,252	$270	$658

Schedule of Net Income (Loss) Per Share
	Year ended March 31,
	2017	2018	2019
Net income attributable to Deswell Industries, Inc.	$1,376	$6,190	$4,273

Basic weighted average common shares outstanding	16,035	15,885	15,885

Basic net income per share	$0.09	$0.39	$0.27

	Year ended March 31,
	2017	2018	2019

Basic weighted average common shares outstanding	16,035	15,885	15,885
Effect of dilutive securities – Options	-	100	174
Diluted weighted average common and potential common shares outstanding	16,035	15,985	16,059

Diluted net income per share	$0.09	$0.39	$0.27